GOING CONCERN (Details) - USD ($)		9 Months Ended		12 Months Ended
	May 13, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net loss		$ (22,659,480)	$ (8,088,980)	$ (10,728,295)	$ (5,653,973)
Working capital deficit		18,194,632		18,270,034
Cash and cash equivalents		$ 254,527		$ 575,986	$ 40,469
Initial Public Offering
Net proceeds from IPO and Over allottment exercise	$ 8,600,000